Debt Instruments Issued and Other Financial Liabilities - Schedule of Maturities for Senior Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,408,356	$ 6,010,124	$ 5,950,038
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	5,289,084	4,882,341
Senior bond [member] | 1 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	643,621	661,715
Senior bond [member] | Due within 1 and 2 Year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	323,921	637,595
Senior bond [member] | 2 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	608,342	216,695
Senior bond [member] | 3 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	282,882	446,323
Senior bond [member] | 4 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	478,634	276,047
Senior bond [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 2,951,684	$ 2,643,966